Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While our Long-Term Compensation Plan allows for the granting of Stock Options, Stock Appreciation Rights, and similar option-like awards, we have not awarded Stock Options, Stock Appreciation Rights, or similar option-like awards in recent years, and there were no Stock Options outstanding, exercised, forfeited, or expired in Fiscal 2025, Fiscal 2024, or Fiscal 2023. Instead, long-term equity incentives are delivered through performance-based Performance Share Units and time-based Restricted Stock Units, which we believe better align with our pay-for-performance philosophy. Should the Committee determine that the award of Stock Options or similar option-like awards support our objectives in the future, grants will be made following a structured process aligned with our established equity grant policies and timing considerations.

It is the general practice and policy of the Committee not to grant Stock Options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and not to time the public release of such information based on Stock Option grant dates. Additionally, it is our general practice and policy not to grant Stock Options or similar awards (i) outside of “trading windows” established in accordance with our Statement on Securities Trading; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The foregoing restrictions do not apply to Restricted Stock Units or other types of equity awards that do not include an exercise price related to the market price of our common stock on the grant date. As a general practice, our executive officers, Directors, and associates are not permitted to choose the grant date applicable to their individual equity awards. Annual grants (excluding one-time awards that may be made in unique circumstances, such as upon joining the Company or as a retention incentive) are generally made at a meeting of the Committee that is held during the first quarter of each fiscal year and which has historically occurred during an open trading window.

In accordance with these practices and policies, during the fiscal year ended January 31, 2026, none of our Named Executive Officers were awarded Stock Options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports. During Fiscal 2025, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

It is the general practice and policy of the Committee not to grant Stock Options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and not to time the public release of such information based on Stock Option grant dates. Additionally, it is our general practice and policy not to grant Stock Options or similar awards (i) outside of “trading windows” established in accordance with our Statement on Securities Trading; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The foregoing restrictions do not apply to Restricted Stock Units or other types of equity awards that do not include an exercise price related to the market price of our common stock on the grant date. As a general practice, our executive officers, Directors, and associates are not permitted to choose the grant date applicable to their individual equity awards. Annual grants (excluding one-time awards that may be made in unique circumstances, such as upon joining the Company or as a retention incentive) are generally made at a meeting of the Committee that is held during the first quarter of each fiscal year and which has historically occurred during an open trading window.

In accordance with these practices and policies, during the fiscal year ended January 31, 2026, none of our Named Executive Officers were awarded Stock Options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports. During Fiscal 2025, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is the general practice and policy of the Committee not to grant Stock Options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and not to time the public release of such information based on Stock Option grant dates. Additionally, it is our general practice and policy not to grant Stock Options or similar awards (i) outside of “trading windows” established in accordance with our Statement on Securities Trading; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false